Schedule I Condensed Non-Consolidated Financial Information of Registrant - Long-term debt (Details)				1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2018 USD ($)	Jan. 26, 2018 USD ($) $ / shares	Jan. 27, 2010 USD ($)	Nov. 30, 2015 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Total principal						$ 3,363,127,000	$ 3,449,611,000
Less unamortized discount and debt issuance costs						(43,604,000)	(31,906,000)
Total debt						3,319,523,000	3,417,705,000
Long-term portion						3,077,386,000	2,616,808,000
Repurchased aggregate principal amount						671,803,000	713,278,000	$ 1,008,853,000
Repayments of senior debt						84,100,000
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Total principal						$ 508,577,000	592,657,000
Debt interest rate			8.50%	8.50%		8.50%
Debt instrument, principal amount			$ 450,000,000	$ 200,000,000
Percentage over par at which notes sold			99.20%	99.01%
Effective interest rate						8.67%
Repayments of senior debt						$ 84,100,000			$ 57,300,000
Capitalized cost included in long term debt						13,300,000
Unamortized balance of the capitalized issuance cost						$ 1,600,000
Debt instrument, redemption price as percentage of principal amount						100.00%
Discount rate for redemption feature						0.50%
Teekay Parent
Debt Instrument [Line Items]
Less unamortized discount and debt issuance costs						$ (19,236,000)	(5,675,000)
Total debt						614,341,000	586,982,000
Long-term portion						614,341,000	586,982,000
Teekay Parent | Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Total principal						$ 508,577,000	592,657,000
Debt interest rate						8.50%
Debt instrument, principal amount				$ 200,000,000		$ 450,000,000
Percentage over par at which notes sold			99.20%	99.01%
Repurchase amount									$ 57,300,000
Effective interest rate						8.67%
Capitalized cost included in long term debt						$ 13,300,000
Unamortized balance of the capitalized issuance cost						$ 1,600,000
Debt instrument, redemption price as percentage of principal amount						100.00%
Discount rate for redemption feature						0.50%
Teekay Parent | Convertible Debt
Debt Instrument [Line Items]
Total principal						$ 125,000,000	$ 0
Convertible Senior Notes (5%) due January 15, 2023 | Convertible Debt
Debt Instrument [Line Items]
Conversion rate		85.4701
Principal amount		$ 1,000
Conversion price (in dollars per share) | $ / shares		$ 11.70
Premium on concurrent common stock offering price (as a percentage)		20.00%
Sale of stock (in dollars per share) | $ / shares		$ 9.75
Convertible Senior Notes (5%) due January 15, 2023 | Teekay Parent | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, principal amount		$ 125,000,000
Debt interest rate		5.00%
Net proceeds of convertible debt	$ 104,600,000	$ 104,600,000
Convertible debt term (in years)		5 years
Remaining amount of net proceeds allocation to conversion feature		$ 16,100,000
Common Stock | Teekay Parent
Debt Instrument [Line Items]
Sale of stock (in dollars per share) | $ / shares						$ 9.75
Common Stock | Convertible Senior Notes (5%) due January 15, 2023 | Convertible Debt
Debt Instrument [Line Items]
Quarterly dividend (in dollars per share) | $ / shares		$ 0.055
Subsequent Events | Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Debt interest rate					8.50%
Repurchased aggregate principal amount					$ 10,900,000
Repayments of senior debt					$ 10,900,000